Pensions FV Assets (Details) (USD $) In Millions, unless otherwise specified								12 Months Ended				12 Months Ended					12 Months Ended												12 Months Ended																																				12 Months Ended
	Dec. 31, 2013 Domestic Pension Benefits [Member]	Dec. 31, 2012 Domestic Pension Benefits [Member]	Dec. 31, 2011 Domestic Pension Benefits [Member]	Dec. 31, 2013 Domestic Pension Benefits [Member] Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2012 Domestic Pension Benefits [Member] Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2013 Domestic Pension Benefits [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2012 Domestic Pension Benefits [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2013 Domestic Pension Benefits [Member] U S Equity Funds [Member]	Dec. 31, 2012 Domestic Pension Benefits [Member] U S Equity Funds [Member]	Dec. 31, 2013 Domestic Pension Benefits [Member] U S Equity Funds [Member] Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2012 Domestic Pension Benefits [Member] U S Equity Funds [Member] Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2013 Domestic Pension Benefits [Member] U S Real Estate Related Equities [Member]	Dec. 31, 2013 Domestic Pension Benefits [Member] International Equity Funds [Member]	Dec. 31, 2012 Domestic Pension Benefits [Member] International Equity Funds [Member]	Dec. 31, 2013 Domestic Pension Benefits [Member] International Equity Funds [Member] Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2012 Domestic Pension Benefits [Member] International Equity Funds [Member] Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2013 Domestic Pension Benefits [Member] Fixed Income Funds [Member]	Dec. 31, 2012 Domestic Pension Benefits [Member] Fixed Income Funds [Member]	Dec. 31, 2013 Domestic Pension Benefits [Member] Fixed Income Funds [Member] Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2012 Domestic Pension Benefits [Member] Fixed Income Funds [Member] Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2013 Domestic Pension Benefits [Member] Private Equity Funds [Member]	Dec. 31, 2012 Domestic Pension Benefits [Member] Private Equity Funds [Member]	Dec. 31, 2013 Domestic Pension Benefits [Member] Private Equity Funds [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2012 Domestic Pension Benefits [Member] Private Equity Funds [Member] Significant Unobservable Inputs (Level 3) [Member]	Dec. 31, 2013 Domestic Pension Benefits [Member] Money Market Funds [Member]	Dec. 31, 2012 Domestic Pension Benefits [Member] Money Market Funds [Member]	Dec. 31, 2013 Domestic Pension Benefits [Member] Money Market Funds [Member] Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2012 Domestic Pension Benefits [Member] Money Market Funds [Member] Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2013 Domestic Pension Benefits [Member] Maximum [Member] Private Equity Funds [Member]	Dec. 31, 2013 Non-U.S. Pension Benefits [Member]	Dec. 31, 2012 Non-U.S. Pension Benefits [Member]	Dec. 31, 2011 Non-U.S. Pension Benefits [Member]	Dec. 31, 2013 Non-U.S. Pension Benefits [Member] Quoted Prices in Active Markets (Level I) [Member]	Dec. 31, 2012 Non-U.S. Pension Benefits [Member] Quoted Prices in Active Markets (Level I) [Member]	Dec. 31, 2013 Non-U.S. Pension Benefits [Member] Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2012 Non-U.S. Pension Benefits [Member] Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2013 Non-U.S. Pension Benefits [Member] Fixed Income Funds [Member]	Dec. 31, 2012 Non-U.S. Pension Benefits [Member] Fixed Income Funds [Member]	Dec. 31, 2013 Non-U.S. Pension Benefits [Member] Fixed Income Funds [Member] Quoted Prices in Active Markets (Level I) [Member]	Dec. 31, 2012 Non-U.S. Pension Benefits [Member] Fixed Income Funds [Member] Quoted Prices in Active Markets (Level I) [Member]	Dec. 31, 2013 Non-U.S. Pension Benefits [Member] Fixed Income Funds [Member] Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2012 Non-U.S. Pension Benefits [Member] Fixed Income Funds [Member] Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2013 Non-U.S. Pension Benefits [Member] Equity Funds [Member]	Dec. 31, 2012 Non-U.S. Pension Benefits [Member] Equity Funds [Member]	Dec. 31, 2013 Non-U.S. Pension Benefits [Member] Equity Funds [Member] Quoted Prices in Active Markets (Level I) [Member]	Dec. 31, 2012 Non-U.S. Pension Benefits [Member] Equity Funds [Member] Quoted Prices in Active Markets (Level I) [Member]	Dec. 31, 2013 Non-U.S. Pension Benefits [Member] Equity Funds [Member] Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2012 Non-U.S. Pension Benefits [Member] Equity Funds [Member] Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2013 Non-U.S. Pension Benefits [Member] Hedge Funds [Member]	Dec. 31, 2013 Non-U.S. Pension Benefits [Member] Hedge Funds [Member] Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2013 Non-U.S. Pension Benefits [Member] Multi-asset Funds [Member]	Dec. 31, 2013 Non-U.S. Pension Benefits [Member] Multi-asset Funds [Member] Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2013 Non-U.S. Pension Benefits [Member] Derivative Funds [Member]	Dec. 31, 2013 Non-U.S. Pension Benefits [Member] Derivative Funds [Member] Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2013 Non-U.S. Pension Benefits [Member] Insurance Contracts [Member]	Dec. 31, 2012 Non-U.S. Pension Benefits [Member] Insurance Contracts [Member]	Dec. 31, 2013 Non-U.S. Pension Benefits [Member] Insurance Contracts [Member] Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2012 Non-U.S. Pension Benefits [Member] Insurance Contracts [Member] Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2013 Non-U.S. Pension Benefits [Member] Cash / Money Market Funds [Member]	Dec. 31, 2012 Non-U.S. Pension Benefits [Member] Cash / Money Market Funds [Member]	Dec. 31, 2013 Non-U.S. Pension Benefits [Member] Cash / Money Market Funds [Member] Quoted Prices in Active Markets (Level I) [Member]	Dec. 31, 2012 Non-U.S. Pension Benefits [Member] Cash / Money Market Funds [Member] Quoted Prices in Active Markets (Level I) [Member]	Dec. 31, 2013 Non-U.S. Pension Benefits [Member] Cash / Money Market Funds [Member] Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2012 Non-U.S. Pension Benefits [Member] Cash / Money Market Funds [Member] Significant Other Observable Inputs (Level 2) [Member]	Dec. 31, 2013 Non-U.S. Pension Benefits, Plans Managing Assets in a Liability Framework Minimum [Member] Fixed Income Funds [Member]	Dec. 31, 2013 Non-U.S. Pension Benefits, Plans Managing Assets in a Liability Framework Minimum [Member] Equity Funds [Member]	Dec. 31, 2013 Non-U.S. Pension Benefits, Plans Managing Assets in a Liability Framework Minimum [Member] Hedge Funds [Member]	Dec. 31, 2013 Non-U.S. Pension Benefits, Plans Managing Assets in a Liability Framework Minimum [Member] Multi-asset Funds [Member]	Dec. 31, 2013 Non-U.S. Pension Benefits, Plans Managing Assets in a Liability Framework Minimum [Member] Derivative Funds [Member]	Dec. 31, 2013 Non-U.S. Pension Benefits, Plans Managing Assets in a Liability Framework Maximum [Member] Fixed Income Funds [Member]	Dec. 31, 2013 Non-U.S. Pension Benefits, Plans Managing Assets in a Liability Framework Maximum [Member] Equity Funds [Member]	Dec. 31, 2013 Non-U.S. Pension Benefits, Plans Managing Assets in a Liability Framework Maximum [Member] Hedge Funds [Member]	Dec. 31, 2013 Non-U.S. Pension Benefits, Plans Managing Assets in a Liability Framework Maximum [Member] Multi-asset Funds [Member]	Dec. 31, 2013 Non-U.S. Pension Benefits, Plans Managing Assets in a Liability Framework Maximum [Member] Derivative Funds [Member]	Dec. 31, 2013 Non-U.S. Pension Benefits, Plans Not Managing Assets in a Liability Framework Minimum [Member] Fixed Income Funds [Member]	Dec. 31, 2013 Non-U.S. Pension Benefits, Plans Not Managing Assets in a Liability Framework Minimum [Member] Equity Funds [Member]	Dec. 31, 2013 Non-U.S. Pension Benefits, Plans Not Managing Assets in a Liability Framework Maximum [Member] Fixed Income Funds [Member]	Dec. 31, 2013 Non-U.S. Pension Benefits, Plans Not Managing Assets in a Liability Framework Maximum [Member] Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Target Plan Asset Allocations								25.00%				5.00%	15.00%				60.00%												2.00%																																				40.00%	3.00%	15.00%	2.00%	18.00%	55.00%	10.00%	28.00%	5.00%	22.00%	30.00%	55.00%	45.00%	70.00%
Fair Value of Plan Assets	$ 374.4	$ 367.1	$ 344.3	$ 367.4	$ 360.5	$ 7.0	$ 6.6	$ 87.9	$ 105.1	$ 87.9	$ 105.1		$ 60.7	$ 75.1	$ 60.7	$ 75.1	$ 213.3	$ 173.9	$ 213.3	$ 173.9	$ 7.0	$ 6.6	$ 7.0	$ 6.6	$ 5.5	$ 6.4	$ 5.5	$ 6.4		$ 670.7	$ 588.4	$ 524.2	$ 87.3	$ 79.5	$ 583.4	$ 508.9	$ 252.3	$ 213.3	$ 22.4	$ 20.5	$ 229.9	$ 192.8	$ 109.0	$ 273.9	$ 55.4	$ 52.6	$ 53.6	$ 221.3	$ 91.9	$ 91.9	$ 15.7	$ 15.7	$ 91.5	$ 91.5	$ 100.6	$ 94.6	$ 100.6	$ 94.6	$ 9.7	$ 6.6	$ 9.5	$ 6.4	$ 0.2	$ 0.2